Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-14668
Entity Registrant Name	ENERGY CO OF PARANA
Entity Central Index Key	0001041792
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Rua José Izidoro Biazetto
Entity Address, Address Line Two	158 – bloco A
Entity Address, City or Town	Curitiba, Paraná
Entity Address, Country	BR
Entity Address, Postal Zip Code	81200-240
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	ELP
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,054,090,460
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1045
Auditor Name	Deloitte Touche Tohmatsu Auditores Independentes Ltda.
Auditor Location	Curitiba, Brazil
Class a issued capital member
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	3,128,000
Class b issued capital member
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,679,335,290
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua José Izidoro Biazetto
Entity Address, Address Line Two	158 – bloco A – CEP
Entity Address, City or Town	Curitiba, Paraná
Entity Address, Country	BR
Entity Address, Postal Zip Code	81200-240
Contact Personnel Name	Daniel Pimentel Slaviero
Contact Personnel Fax Number	55 41 3331 4011
Contact Personnel Email Address	ri@copel.com